Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Operating Income and Expense
Visa debit card income	$ 4,466	$ 4,417
Bank owned life insurance income	602	783
Income on SBIC investments	136	1,186
Income on mutual funds held in deferred compensation trust	129	555
Other	1,404	1,394
Miscellaneous non-interest income	$ 6,737	$ 8,335